Property, Plant and Equipment (Details) - USD ($)	Jul. 31, 2015	Jul. 31, 2014
Total property, plant and equipment	$ 8,165,296	$ 6,851,953
Less: accumulated depreciation	(485,973)	(72,697)
Total	7,679,323	6,779,256
Machinery and Equipment [Member]
Total property, plant and equipment	5,275,080	3,997,506
Computer And Office Equipment [Member]
Total property, plant and equipment	56,558	59,316
Vehicles [Member]
Total property, plant and equipment	74,111	38,558
Assets Held under Capital Leases [Member]
Total property, plant and equipment	$ 2,759,547	$ 2,756,573